Trade and Other Receivables - Schedule of Trade and Other Receivables (Parenthetical) (Detail) - GBP (£) £ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of Trade and Other Receivables [line items]
Other receivables	£ 341	£ 393	£ 373
Assets held for sale	89
Other assets relating to initial set-up, transition or transformation phase of long-term networked IT services contracts	£ 173	317	360
Long-Term Networked IT Services Contracts [Member]
Disclosure of Trade and Other Receivables [line items]
Other assets relating to initial set-up, transition or transformation phase of long-term networked IT services contracts		145	163
Spectrum [Member]
Disclosure of Trade and Other Receivables [line items]
Prepayments in respect of acquisition		325
Current Assets Held for Sale [Member]
Disclosure of Trade and Other Receivables [line items]
Other receivables			£ 22